EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
EARNINGS PER SHARE
Schedule of computation of earnings per share

	Year ended, December 31, 2017	Year ended, December 31, 2016	Year ended, December 31, 2015
Numerator:
Profit for the year from continuing operations attributable to the owners of the company	56,042	51,841	52,323
Loss for the year from discontinued operations attributable to the owners of the company	—	(3,367)	(2,834)
Denominator, in thousands:
Weighted-average ordinary shares outstanding	1,953,779	1,989,282	1,988,728
Employee stock options	1,779	1,412	1,468

Weighted-average diluted shares outstanding	1,955,558	1,990,694	1,990,196

Earnings per share—basic, RUB	28.68	24.37	24.88
Basic EPS from continuing operations	28.68	26.06	26.31
Basic EPS from discontinued operations	—	(1.69)	(1.43)
Earnings per share—diluted, RUB	28.66	24.35	24.87
Diluted EPS from continuing operations	28.66	26.04	26.29
Diluted EPS from discontinued operations	—	(1.69)	(1.42)